Business Combinations - IHS Kuwait Limited (Details) - IHS Kuwait Limited $ in Thousands	1 Months Ended			12 Months Ended
	Sep. 30, 2022 item	Oct. 31, 2021 item	Apr. 30, 2021 item	Dec. 31, 2022 USD ($) item	Dec. 31, 2020 item	Mar. 31, 2023 item
Business Combinations
Towers to be acquired | item					1,620
Number of Towers Acquired | item	43	126	67	43	1,162
Remaining towers yet to acquired | item						222
Percentage of business acquired				70.00%
Proportion of ownership interests held by non-controlling interests				30.00%
Gross consideration				$ 2,729
Less: consideration received in exchange for a retained 30% interest (by Zain Kuwait) in IHS GCC KW				(819)
Cash transferred				1,910
Identifiable assets acquired and liabilities assumed:
Customer related intangible asset				1,947
Network related intangible asset				671
Trade and other payables				(921)
Total identifiable net assets acquired				2,729
Total identifiable net assets acquired for purposes of non-controlling interest				2,729
Non-controlling interest portion of above at 30%				$ 819
Percentage of net assets acquired (liabilities assumed) as disclosed in the acquisition analysis				100.00%
IHS GCC KW
Business Combinations
Shares in IHS GCC KW transferred in business combination					30.00%
Towers and tower equipment
Identifiable assets acquired and liabilities assumed:
Towers and tower equipment				$ 1,032